Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 0	$ 1	$ 1
At fair value | Level 3
Assets
Balance at the beginning of the period	445
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(4)
Other comprehensive income	(32)
Acquisition and issues	106
Disposal and settlements	(19)
Transfer into or out of non-market observables	(37)
Foreign currency translation impacts	2
Balance at the end of the period	461
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	8
Liabilities
Balance at the beginning of the period	23
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(2)
Acquisition and issues	43
Disposal and settlements	(3)
Transfer into or out of non-market observables	(7)
Balance at the end of the period	54
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(41)
At fair value | Level 3 | Derivatives
Liabilities
Balance at the beginning of the period	23
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(2)
Acquisition and issues	43
Disposal and settlements	(3)
Transfer into or out of non-market observables	(7)
Balance at the end of the period	54
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(41)
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the period	18
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Acquisition and issues	21
Transfer into or out of non-market observables	(29)
Foreign currency translation impacts	1
Balance at the end of the period	11
At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the period	387
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Other comprehensive income	(32)
Acquisition and issues	60
Disposal and settlements	(1)
Balance at the end of the period	414
At fair value | Level 3 | Other
Assets
Balance at the beginning of the period	40
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(4)
Acquisition and issues	25
Disposal and settlements	(18)
Transfer into or out of non-market observables	(8)
Foreign currency translation impacts	1
Balance at the end of the period	36
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	$ 8